Parent company disclosures - Company Statement of Changes in Equity (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January	£ 43,911	[1]	£ 51,217	[1]	£ 49,413
Total comprehensive loss for the year	5,628	[2]	(2,909)	[3]	4,935
Dividends paid (note 46)	(1,752)		(1,567)		(970)
Issue of ordinary shares	131		105		37
Share buyback	(1,993)		(2,013)
Redemption of preference shares					0
Issue of other equity instruments	1,772		745
Repurchase and redemptions of other equity instruments	(135)		(1,395)
Movement in treasury shares	103		(60)	[4]	(13)
Value of employee services:
Share option schemes	58		41		51
Total transactions with owners	(2,174)		(4,397)		(1,196)
At 31 December	47,365		43,911	[1]	51,217	[1]
Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January	47,490		50,398		47,604
Total comprehensive loss for the year	5,139		1,399		3,905
Dividends paid (note 46)	(1,651)		(1,475)		(877)
Distributions on other equity instruments	(527)		(438)		(429)
Issue of ordinary shares	131		105		37
Share buyback	(1,993)		(2,013)
Redemption of preference shares					0
Issue of other equity instruments	1,765		745
Repurchase and redemptions of other equity instruments	(135)		(1,396)
Movement in treasury shares	103		(59)		(24)
Value of employee services:
Share option schemes	58		41		51
Other employee award schemes	169		183		131
Total transactions with owners	(2,080)		(4,307)		(1,111)
At 31 December	50,549		47,490		50,398
Share capital and premium £m | Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January	25,233		25,581		24,947
Dividends paid (note 46)			0
Issue of ordinary shares	131		105		37
Share buyback	(438)		(453)
Redemption of preference shares					597
Issue of other equity instruments	0		0
Repurchase and redemptions of other equity instruments	0		0
Value of employee services:
Total transactions with owners	(307)		(348)		634
At 31 December	24,926		25,233		25,581
Merger reserve £m | Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January	6,806		6,806		7,420
Dividends paid (note 46)			0
Share buyback			0
Redemption of preference shares					(614)
Issue of other equity instruments	0		0
Repurchase and redemptions of other equity instruments	0		0
Value of employee services:
Total transactions with owners	0		0		(614)
At 31 December	6,806		6,806		6,806
Capital redemption reserve | Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January	4,932		4,479		4,462
Dividends paid (note 46)			0
Share buyback	438		453
Redemption of preference shares					17
Issue of other equity instruments	0		0
Repurchase and redemptions of other equity instruments	0		0
Value of employee services:
Total transactions with owners	438		453		17
At 31 December	5,370		4,932		4,479
Retained profits £m
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January	6,550		8,318		4,584
Total comprehensive loss for the year	3,560	[2]	1,601		6,365
Dividends paid (note 46)	(1,651)		(1,475)		(877)
Share buyback	(1,993)		(2,013)
Issue of other equity instruments	(6)		(5)
Repurchase and redemptions of other equity instruments	0		(36)		0
Movement in treasury shares	103		(60)	[4]	(13)
Value of employee services:
Share option schemes	58		41		51
Other employee award schemes	169		183		131
Total transactions with owners	(3,320)		(3,368)		(709)
At 31 December	6,790		6,550		8,318
Retained profits £m | Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January	5,222		7,626		4,869
Total comprehensive loss for the year	4,612		961		3,476
Dividends paid (note 46)	(1,651)		(1,475)		(877)
Share buyback	(1,993)		(2,013)
Issue of other equity instruments	(13)		(5)
Repurchase and redemptions of other equity instruments	0		(37)
Movement in treasury shares	103		(59)		(24)
Value of employee services:
Share option schemes	58		41		51
Other employee award schemes	169		183		131
Total transactions with owners	(3,327)		(3,365)		(719)
At 31 December	6,507		5,222		7,626
Attributable to ordinary shareholders | Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January	42,193		44,492		41,698
Total comprehensive loss for the year	4,612		961		3,476
Dividends paid (note 46)	(1,651)		(1,475)		(877)
Issue of ordinary shares	131		105		37
Share buyback	(1,993)		(2,013)
Issue of other equity instruments	(13)		(5)
Repurchase and redemptions of other equity instruments	0		(37)
Movement in treasury shares	103		(59)		(24)
Value of employee services:
Share option schemes	58		41		51
Other employee award schemes	169		183		131
Total transactions with owners	(3,196)		(3,260)		(682)
At 31 December	43,609		42,193		44,492
Other equity instruments £m
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January	5,297		5,906		5,906
Total comprehensive loss for the year	527	[2]	438		429
Issue of other equity instruments	1,778		750
Repurchase and redemptions of other equity instruments	(135)		(1,359)
Value of employee services:
Total transactions with owners	1,116		(1,047)		(429)
At 31 December	6,940		5,297		5,906
Other equity instruments £m | Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January	5,297		5,906		5,906
Total comprehensive loss for the year	527		438		429
Dividends paid (note 46)			0
Distributions on other equity instruments	(527)		(438)		(429)
Share buyback			0
Issue of other equity instruments	1,778		750
Repurchase and redemptions of other equity instruments	(135)		(1,359)
Value of employee services:
Total transactions with owners	1,116		(1,047)		(429)
At 31 December	£ 6,940		£ 5,297		£ 5,906

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.
[2]	1 Total comprehensive income attributable to owners of the parent was a surplus of £5,570 million (2022: loss of £3,005 million; 2021: surplus of £4,834 million).
[3]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[4]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.